UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08767

UBS Series Funds

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Asset Management

1285 Avenue of the Americas

New York, NY 10019-6028

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1900 K Street, N.W.

Washington, DC 20006

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: April 30

Date of reporting period: January 31, 2018

Item 1.  Schedule of Investments

UBS Liquid Assets Government Fund

Schedule of investments — January 31, 2018 (unaudited)

Security description	Face Amount ($)	Value ($)
US government and agency obligations — 88.01%
Federal Farm Credit Bank
1 mo. USD LIBOR - 0.100%,
1.455%, due 02/08/18[1]	20,000,000	20,000,590
3 mo. USD LIBOR - 0.030%,
1.457%, due 03/02/18[1]	3,790,000	3,790,485
1 mo. USD LIBOR - 0.085%,
1.483%, due 02/28/18[1]	6,000,000	5,999,601
1 mo. USD LIBOR + 0.055%,
1.610%, due 02/08/18[1]	5,000,000	4,999,832
Federal Home Loan Bank
3 mo. USD LIBOR - 0.380%,
1.023%, due 02/09/18[1]	15,000,000	15,000,031
3 mo. USD LIBOR - 0.350%,
1.047%, due 02/08/18[1]	20,000,000	20,000,000
1.125%, due 02/28/18[2]	19,000,000	18,983,969
1.135%, due 02/28/18[2]	10,500,000	10,491,062
1.200%, due 02/01/18[2]	10,000,000	10,000,000
1.200%, due 02/02/18[2]	13,000,000	12,999,567
1.200%, due 02/09/18[2]	13,000,000	12,996,533
1.240%, due 02/09/18[2]	12,000,000	11,996,693
1.285%, due 02/09/18[2]	15,000,000	14,995,717
1.287%, due 02/02/18[2]	10,000,000	9,999,643
1.295%, due 02/16/18[2]	18,000,000	17,990,287
1.299%, due 02/09/18[2]	10,000,000	9,997,113
1.299%, due 02/23/18[2]	2,000,000	1,998,412
1.300%, due 02/07/18[2]	20,000,000	19,995,667
1.300%, due 02/08/18[2]	10,000,000	9,997,472
1.300%, due 02/16/18[2]	10,000,000	9,994,583
1.301%, due 02/14/18[2]	10,000,000	9,995,302
1.310%, due 02/08/18[2]	30,000,000	29,992,358
1.310%, due 02/14/18[2]	11,000,000	10,994,796
1.314%, due 03/07/18[2]	10,000,000	9,987,590
1.315%, due 02/07/18[2]	6,250,000	6,248,630
1.315%, due 02/23/18[2]	15,100,000	15,087,865
1.325%, due 03/02/18[2]	16,000,000	15,982,922
1.330%, due 02/21/18[2]	20,000,000	19,985,222
1.330%, due 03/20/18[2]	10,000,000	9,982,636
1.330%, due 03/23/18[2]	5,000,000	4,990,764
1.335%, due 03/19/18[2]	22,650,000	22,611,363
1.335%, due 03/21/18[2]	13,000,000	12,976,860
1.338%, due 03/28/18[2]	10,000,000	9,979,558
1.340%, due 03/21/18[2]	15,000,000	14,973,200
1.340%, due 03/28/18[2]	5,000,000	4,989,764
1.340%, due 03/29/18[2]	5,000,000	4,989,578
1.348%, due 03/16/18[2]	10,000,000	9,983,899

UBS Liquid Assets Government Fund

Schedule of investments — January 31, 2018 (unaudited)

Security description	Face Amount ($)	Value ($)
US government and agency obligations — (continued)
1.350%, due 03/14/18[2]	10,000,000	9,984,625
1.350%, due 03/20/18[2]	6,400,000	6,388,720
1.350%, due 03/26/18[2]	15,000,000	14,970,188
1.360%, due 03/23/18[2]	10,000,000	9,981,111
1.360%, due 04/03/18[2]	16,000,000	15,963,129
1.370%, due 04/04/18[2]	20,300,000	20,252,103
1.375%, due 03/28/18[2]	13,000,000	12,972,691
1.380%, due 03/28/18[2]	5,000,000	4,989,458
1.390%, due 04/06/18[2]	10,000,000	9,975,289
1.400%, due 04/10/18[2]	10,100,000	10,073,291
1 mo. USD LIBOR - 0.155%,
1.402%, due 02/05/18[1]	10,000,000	10,000,000
1.403%, due 04/06/18[2]	10,000,000	9,975,058
1.410%, due 04/04/18[2]	15,000,000	14,963,575
1 mo. USD LIBOR - 0.145%,
1.414%, due 02/15/18[1]	5,000,000	5,000,000
1 mo. USD LIBOR - 0.145%,
1.414%, due 02/25/18[1]	5,000,000	5,000,000
1.414%, due 04/11/18[2]	10,000,000	9,972,898
1 mo. USD LIBOR - 0.140%,
1.417%, due 02/05/18[1]	11,000,000	11,000,000
1 mo. USD LIBOR - 0.135%,
1.419%, due 02/12/18[1]	5,000,000	5,000,000
1 mo. USD LIBOR - 0.140%,
1.419%, due 02/16/18[1]	6,000,000	6,000,000
1.419%, due 04/13/18[2]	10,000,000	9,972,014
1 mo. USD LIBOR - 0.135%,
1.424%, due 02/16/18[1]	16,000,000	15,999,982
1 mo. USD LIBOR - 0.130%,
1.431%, due 02/25/18[1]	6,000,000	6,000,000
1 mo. USD LIBOR - 0.135%,
1.432%, due 02/28/18[1]	10,000,000	10,000,000
1 mo. USD LIBOR - 0.125%,
1.436%, due 02/20/18[1]	5,000,000	5,000,000
1 mo. USD LIBOR - 0.115%,
1.441%, due 02/18/18[1]	11,000,000	11,000,000
1 mo. USD LIBOR - 0.130%,
1.444%, due 03/01/18[1]	28,000,000	28,000,000
1 mo. USD LIBOR - 0.115%,
1.446%, due 02/25/18[1]	6,000,000	6,000,000
1 mo. USD LIBOR - 0.155%,
1.447%, due 02/04/18[1]	6,000,000	6,000,000
1 mo. USD LIBOR - 0.120%,
1.447%, due 02/28/18[1]	6,000,000	5,999,988
1.447%, due 04/18/18[2]	10,000,000	9,969,452

UBS Liquid Assets Government Fund

Schedule of investments — January 31, 2018 (unaudited)

Security description	Face Amount ($)	Value ($)
US government and agency obligations — (concluded)
1 mo. USD LIBOR - 0.115%,
1.449%, due 02/03/18[1]	3,000,000	3,000,508
3 mo. USD LIBOR - 0.220%,
1.455%, due 03/26/18[1]	11,000,000	10,999,815
1 mo. USD LIBOR - 0.100%,
1.456%, due 02/18/18[1]	6,000,000	6,000,000
1 mo. USD LIBOR - 0.105%,
1.456%, due 02/22/18[1]	3,000,000	3,000,000
3 mo. USD LIBOR - 0.263%,
1.458%, due 04/16/18[1]	10,000,000	10,000,000
1 mo. USD LIBOR - 0.100%,
1.461%, due 02/21/18[1]	13,000,000	13,000,000
1 mo. USD LIBOR - 0.095%,
1.466%, due 02/21/18[1]	7,500,000	7,500,000
1 mo. USD LIBOR - 0.080%,
1.478%, due 02/19/18[1]	6,000,000	6,000,000
1 mo. USD LIBOR - 0.085%,
1.479%, due 02/03/18[1]	6,000,000	6,000,000
1 mo. USD LIBOR - 0.080%,
1.482%, due 02/04/18[1]	5,500,000	5,499,999
1 mo. USD LIBOR - 0.070%,
1.491%, due 02/25/18[1]	6,000,000	6,002,606
3 mo. USD LIBOR - 0.210%,
1.542%, due 04/26/18[1]	7,210,000	7,208,296
1 mo. USD LIBOR - 0.010%,
1.544%, due 02/12/18[1]	10,000,000	9,999,800
Federal Home Loan Mortgage Corp.
1.110%, due 03/02/18[2]	15,000,000	14,986,588
US Treasury Bills
1.305%, due 05/10/18[2]	12,000,000	11,957,354
1.412%, due 05/24/18[2]	24,000,000	23,894,533
US Treasury Notes
3 mo. Treasury money market yield + 0.170%,
1.605%, due 02/01/18[1]	10,000,000	10,000,598
3 mo. Treasury money market yield + 0.174%,
1.609%, due 02/01/18[1]	12,100,000	12,100,287
3 mo. Treasury money market yield + 0.190%,
1.625%, due 02/01/18[1]	18,000,000	18,000,729

Total US government and agency obligations (cost — $947,534,249)		947,534,249

Repurchase agreements — 14.60%
Repurchase agreement dated 01/31/18 with Goldman Sachs & Co., 1.300% due 02/01/18, collateralized by $1,457,000 Federal Home Loan Mortgage Corp. obligation, 1.750% due 05/30/19 and $96,021,400 US Treasury Note, 2.625% due 11/15/20; (value — $98,940,050); proceeds: $97,003,503	97,000,000	97,000,000

UBS Liquid Assets Government Fund

Schedule of investments — January 31, 2018 (unaudited)

Security description	Face Amount ($)	Value ($)
Repurchase agreements — (concluded)
Repurchase agreement dated 01/31/18 with MUFG Securities Americas Inc., 1.300% due 02/01/18, collateralized by $31,214,590 Federal Home Loan Mortgage Corp. obligations, 1.710% to 5.000% due 10/15/37 to 11/01/47, $10,900,052 Federal National Mortgage Association obligations, 2.500% to 5.500% due 04/01/38 to 02/01/48 and $28,044,335 Government National Mortgage Association obligations, 3.000% due 03/20/47 to 12/20/47; (value — $61,200,001); proceeds: $60,002,167	60,000,000	60,000,000
Repurchase agreement dated 01/31/18 with State Street Bank and Trust Co., 0.050% due 02/01/18, collateralized by $240,858 US Treasury Note, 1.500% due 01/31/22; (value — $232,446); proceeds: $227,000	227,000	227,000

Total repurchase agreements (cost — $157,227,000)		157,227,000

Total investments (cost — $1,104,761,249 which approximates cost for federal income tax purposes) — 102.61%		1,104,761,249
Liabilities in excess of other assets — (2.61)%		(28,082,750)

Net assets — 100.00%		$1,076,678,499

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presente in the Schedule of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	947,534,249	—	947,534,249
Repurchase agreements	—	157,227,000	—	157,227,000
Total	—	1,104,761,249	—	1,104,761,249

At January 31, 2018,there were no transfers between Level 1 and Level 2.

Weighted average maturity — 27 days.

Portfolio footnotes

1	Variable or floating rate security. The interest rate shown is the current rate as of January 31, 2018 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
2	Rate shown is the discount rate at the date of purchase unless otherwise noted.

Portfolio acronym

LIBOR	London Interbank Offered Rate

UBS Series Funds

UBS Liquid Assets Government Fund

Valuation of investments: Under Rule 2a-7 under the 1940 Act, the Fund has adopted a policy to operate as a “government money market fund”. Under Rule 2a-7 under the 1940 Act, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As a “government money market fund”, the Fund values its investments at amortized cost unless the Fund’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 — Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of the Fund’s Schedule of investments.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated October 31, 2017.

Limited Purpose Cash Investment Fund

Schedule of investments — January 31, 2018 (unaudited)

Security description	Face Amount ($)	Value ($)
US government and agency obligations — 60.12%
Federal Home Loan Bank
1.240%, due 02/09/18[1]	50,000,000	49,985,555
1.280%, due 02/20/18[1]	40,000,000	39,972,556
1.300%, due 02/07/18[1]	10,300,000	10,297,768
1.305%, due 02/21/18[1]	44,700,000	44,667,717
1.305%, due 02/28/18[1]	50,000,000	49,951,250
1.310%, due 02/06/18[1]	101,000,000	100,981,763
1.310%, due 02/09/18[1]	14,000,000	13,995,956
1.310%, due 02/21/18[1]	36,000,000	35,974,000
1.325%, due 02/21/18[1]	60,000,000	59,956,667
1.350%, due 03/07/18[1]	29,400,000	29,363,070
1.360%, due 03/21/18[1]	30,750,000	30,695,470
1.410%, due 04/04/18[1]	50,000,000	49,877,722
1.414%, due 04/11/18[1]	70,000,000	69,809,483
1.420%, due 04/11/18[1]	49,234,000	49,100,001
US Treasury Bills
1.122%, due 02/15/18[1]	78,000,000	77,963,683
1.221%, due 02/01/18[1]	250,000,000	250,000,000
1.233%, due 02/08/18[1]	250,000,000	249,941,197
1.384%, due 05/03/18[1]	465,000,000	463,298,584
1.386%, due 05/10/18[1]	410,000,000	408,384,190
1.396%, due 05/17/18[1]	370,000,000	368,431,116
1.425%, due 06/07/18[1]	300,000,000	298,427,280
1.426%, due 05/31/18[1]	400,000,000	398,033,212
1.428%, due 05/24/18[1]	400,000,000	398,157,284
1.433%, due 06/14/18[1]	265,000,000	263,522,129
1.517%, due 06/21/18[1]	75,000,000	74,555,437
1.550%, due 07/05/18[1]	33,000,000	32,778,588
1.592%, due 07/19/18[1]	125,000,000	124,067,379
1.598%, due 07/26/18[1]	200,000,000	198,435,650
US Treasury Note
1.000%, due 05/15/18	145,000,000	144,801,488

Total US government and agency obligations (cost — $4,385,968,866)		4,385,426,195

Time deposits — 1.60%
Banking-non-US — 1.60%
Credit Agricole Corporate & Investment Bank
1.320%, due 02/01/18	39,000,000	39,000,000
Natixis
1.320%, due 02/01/18	39,000,000	39,000,000

Limited Purpose Cash Investment Fund

Schedule of investments — January 31, 2018 (unaudited)

Security description	Face Amount ($)	Value ($)
Time deposits — (concluded)
Banking-non-US — (concluded)
Skandinaviska Enskilda Banken AB
1.330%, due 02/01/18	39,000,000	39,000,000

Total time deposits (cost — $117,000,000)		117,000,000

Repurchase agreements — 39.27%
Repurchase agreement dated 01/31/18 with Barclays Capital, Inc., 1.350% due 02/01/18, collateralized by $18,120,300 US Treasury Bond, 3.375% due 05/15/44, $762,189,500 US Treasury Notes, 1.125% to 1.875% due 01/31/19 to 08/15/26, $233,838,500 US Treasury Bond Principal STRIPs, zero coupon due 02/15/18 to 11/15/45 and $670,038,497 US Treasury Bond STRIPs, zero coupon due 02/15/18 to 11/15/47; (value — $1,326,000,061); proceeds: $1,300,048,750	1,300,000,000	1,300,000,000
Repurchase agreement dated 01/31/18 with Merrill Lynch Pierce Fenner & Smith, Inc., 1.340% due 02/01/18, collateralized by $320,190,800 US Treasury Inflation Index Bonds, 1.750% to 2.500% due 01/15/28 to 01/15/29 and $229,120,400 US Treasury Note, 1.500% due 08/15/26; (value — $637,500,005); proceeds: $625,023,264	625,000,000	625,000,000
Repurchase agreement dated 01/31/18 with Merrill Lynch Pierce Fenner & Smith, Inc., 1.350% due 02/01/18, collateralized by $142,104,700 US Treasury Note, 1.143% due 04/30/19; (value — $142,800,059); proceeds: $140,005,250	140,000,000	140,000,000

Limited Purpose Cash Investment Fund

Schedule of investments — January 31, 2018 (unaudited)

Security description	Face Amount ($)	Value ($)
Repurchase agreements — (concluded)

Repurchase agreement dated 01/31/18 with MUFG Securities Americas Inc., 1.270% due 02/01/18, collateralized by $33,845,120 Federal Home Loan Mortgage Corp. obligation, 3.000% due 02/15/48, $46,904,400 Federal National Mortgage Association obligation, 3.500% due 06/25/47, $8,530,700 US Treasury Inflation Index Bonds, 2.375% to 3.875% due 01/15/25 to 04/15/29, $35,500,500 US Treasury Inflation Index Notes, 0.125% to 1.375% due 04/15/19 to 01/15/26, $116,377,100 US Treasury Bonds, 2.250% to 8.750% due 02/15/20 to 08/15/46, $505,193,700 US Treasury Notes, 0.750% to 3.750% due 09/30/18 to 08/15/26, $123,563,100 US Treasury Bond Principal STRIPs, zero coupon due 08/15/41 to 05/16/46 and $269,638 US Treasury Bond STRIPs, zero coupon due 08/15/21 to 05/15/23; (value — $816,000,000); proceeds: $800,028,222

	800,000,000	800,000,000

Total repurchase agreements (cost — $2,865,000,000)		2,865,000,000

Total investments (cost — $7,367,968,866 which approximates cost for federal income tax purposes) — 100.99%		7,367,426,195
Liabilities in excess of other assets — (0.99)%		(72,217,171)

Net assets — 100.00%		$7,295,209,024

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	4,385,426,195	—	4,385,426,195
Time deposits	—	117,000,000	—	117,000,000
Repurchase agreements	—	2,865,000,000	—	2,865,000,000
Total	—	7,367,426,195	—	7,367,426,195

At January 31, 2018, there were no transfers between Level 1 and Level 2.

Weighted average maturity — 54 days.

Portfolio footnote

1	Rate shown is the discount rate at the date of purchase unless otherwise noted.

Portfolio acronym
STRIP	Separate Trading of Registered Interest and Principal of Securities

UBS Series Funds

Limited Purpose Cash Investment Fund

Valuation of investments: Effective April 11, 2017, consistent with amendments to Rule 2a-7 under the 1940 Act, the net asset value of the Fund is calculated using market-based values, and the price of its shares fluctuate.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 — Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Schedule of investments.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated October 31, 2017.

UBS Series Funds

UBS Select Prime Institutional Fund

This Fund’s assets were fully invested in Prime Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime Master Fund, in turn, directly invests in money market securities. The value of the investment owned by the Fund in the master portfolio as of January 31, 2018 was $5,126,749,776.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Treasury Institutional Fund

This Fund’s assets were fully invested in Treasury Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Treasury Master Fund, in turn, directly invests in US Treasury securities. The value of the investment owned by the Fund in the master portfolio as of January 31, 2018 was $4,878,142,162.

(Master Trust 1940 Act File Number is 811-22078)

UBS Tax-Free Reserves Fund

This Fund’s assets were fully invested in Tax-Free Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Tax-Free Master Fund, in turn, directly invests in federal tax-free municipal securities. The value of the investment owned by the Fund in the master portfolio as of January 31, 2018 was $1,789,334,939.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Government Institutional Fund

This Fund’s assets were fully invested in Government Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Government Master Fund, in turn, directly invests in US Government and Treasury securities. The value of the investment owned by the Fund in the master portfolio as of January 31, 2018 was $1,412,906,778.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Prime Preferred Fund

This Fund’s assets were fully invested in Prime Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime Master Fund, in turn, directly invests in money market securities. The value of the investment owned by the Fund in the master portfolio as of January 31, 2018 was $1,358,178,671.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Treasury Preferred Fund

This Fund’s assets were fully invested in Treasury Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Treasury Master Fund, in turn, directly invests in US Treasury securities. The value of the investment owned by the Fund in the master portfolio of January 31, 2018 was $9,440,326,999.

(Master Trust 1940 Act File Number is 811-22078)

UBS Series Funds

UBS Tax-Free Preferred Fund

This Fund’s assets were fully invested in Tax-Free Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Tax-Free Master Fund, in turn, directly invests in federal tax-free municipal securities. The value of the investment owned by the Fund in the master portfolio as of January 31, 2018 was $1,092,570,309.

(Master Trust 1940 Act File Number is 811-22078)

UBS Prime Preferred Fund

This Fund’s assets were fully invested in Prime CNAV Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime CNAV Master Fund, in turn, directly invests in money market securities. The value of the investment owned by the Fund in the master portfolio as of January 31, 2018 was $440,958,409.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Government Preferred Fund

This Fund’s assets were fully invested in Government Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Government Master Fund, in turn, directly invests in US Government and Treasury securities. The value of the investment owned by the Fund in the master portfolio as of January 31, 2018 was $3,711,811,492.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Prime Investor Fund

This Fund’s assets were fully invested in Prime Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime Master Fund, in turn, directly invests in money market securities. The value of the investment owned by the Fund in the master portfolio as of January 31, 2018 was $507,816,599.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Treasury Investor Fund

This Fund’s assets were fully invested in Treasury Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Treasury Master Fund, in turn, directly invests in US Treasury securities. The value of the investment owned by the Fund in the master portfolio as of January 31, 2018 was $359,959,178.

(Master Trust 1940 Act File Number is 811-22078)

UBS Tax-Free Investor Fund

This Fund’s assets were fully invested in Tax-Free Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Tax-Free Master Fund, in turn, directly invests in federal tax-free municipal securities. The value of the investment owned by the Fund in the master portfolio as of January 31, 2018 was $92,694,533.

(Master Trust 1940 Act File Number is 811-22078)

UBS Prime Investor Fund

This Fund’s assets were fully invested in Prime CNAV Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime CNAV Master Fund, in turn, directly invests in money market securities. The value of the investment owned by the Fund in the master portfolio as of January 31, 2018 was $255,914,798.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Government Investor Fund

This Fund’s assets were fully invested in Government Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Government Master Fund, in turn, directly invests in US Government and Treasury securities. The value of the investment owned by the Fund in the master portfolio as of January 31, 2018 was $116,160,935.

(Master Trust 1940 Act File Number is 811-22078)

UBS Series Funds

UBS Select Treasury Capital Fund

This Fund’s assets were fully invested in Treasury Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Treasury Master Fund, in turn, directly invests in US Treasury securities. The value of the investment owned by the Fund in the master portfolio as of January 31, 2018 was $1,274,152,336.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Government Capital Fund

This Fund’s assets were fully invested in Government Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Government Master Fund, in turn, directly invests in US Government and Treasury securities. The value of the investment owned by the Fund in the master portfolio as of January 31, 2018 was $3,574,652,105.

(Master Trust 1940 Act File Number is 811-22078)

UBS Prime Reserves Fund

This Fund’s assets were fully invested in Prime CNAV Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime CNAV Master Fund, in turn, directly invests in money market securities. The value of the investment owned by the Fund in the master portfolio as of January 31, 2018 was $1,279,020,447.

(Master Trust 1940 Act File Number is 811-22078)

UBS RMA Government Money Market Fund

This Fund’s assets were fully invested in Government Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Government Master Fund, in turn, directly invests in US Government and Treasury securities. The value of the investment owned by the Fund in the master portfolio as of January 31, 2018 was $6,183,592,609.

(Master Trust 1940 Act File Number is 811-22078)

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Series Funds

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	April 2, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver Mark E. Carver
President

Date:	April 2, 2018

By:	/s/ Joanne Kilkeary
Joanne Kilkeary
Vice President and Treasurer

Date: April 2, 2018